Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region [Line Items]
Revenues		$ 37,562	$ 33,010	$ 34,050
North America [Member]
Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region [Line Items]
Revenues		20,323	14,500	22,164
Asia [Member]
Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region [Line Items]
Revenues	[1]	15,190	14,146	7,158
Latin America [Member]
Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region [Line Items]
Revenues		223	2,653	3,579
EMEA (including Israel) [Member]
Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region [Line Items]
Revenues		$ 1,826	$ 1,711	$ 1,149

[1]	Includes Japan and the Philippines each of which accounted for more than 10% of Company’s revenues in 2020 and 2019.